Cover	May 08, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 08, 2025
Entity Registrant Name	Prime Medicine, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41536
Entity Tax Identification Number	84-3097762
Entity Address, Address Line One	60 First Street
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Address Line One	02141
City Area Code	617
Local Phone Number	465-0013
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $.00001 per share
Trading Symbol	PRME
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001894562
Amendment Flag	false